Goodwill - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	₩ 2,938,563	₩ 1,915,017	₩ 1,932,452
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	₩ 217,548	₩ 50,710
Shinsegi Telecom, Inc. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Annual discount rate	6.10%	6.60%
Annual growth rate	0.40%
Goodwill	₩ 1,306,236	₩ 1,306,236
SK Broadband Co., Ltd. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Annual discount rate	6.20%	5.10%
Annual growth rate	1.00%
Goodwill	₩ 358,443	₩ 358,443
Iriver Limted [member]
Disclosure of reconciliation of changes in goodwill [line items]
Annual discount rate	14.40%
Annual growth rate	0.00%
Impairment loss	₩ 13,471